Basis of Presentation and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating loss	$ (10,749,099)	$ (2,699,322)	$ (7,902,347)	$ (13,017,432)
Operating income loss from noncash activities	9,143,000		4,623,130
Operating income loss from restructuring, severance, transaction costs and non-recurring items	705,000		1,131,975
Current assets	11,238,811		5,342,183	4,955,365
Current liabilities	7,144,413		11,285,663	12,973,319
Working capital	4,094,398		(5,943,480)
Related party notes payable	876,500		1,389,923	1,686,352
Assets	45,473,359		28,028,207	23,609,619
Liabilities	67,428,994		14,505,506	16,155,187
Stockholders' deficit	$ (21,955,635)	$ 11,229,321	$ 13,522,701	$ 7,454,432	$ 15,939,639
Best Party Concepts [Member]
Business acquisition, percentage of voting interests acquired	50.00%		50.00%
Global Clean Solutions, LLC [Member]
Business acquisition, percentage of voting interests acquired	50.00%		50.00%